Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies
5	Summary of Material Accounting Policies

Revenue Recognition

Revenue is recognized when (or as) performance obligations are satisfied, transferring control of services to the customer at an amount reflecting the consideration to which the Group expects to be entitled. Revenue is net of discounts, credit notes and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Group, the recognition in the statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Group has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating / cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. The Group is acting as a principle in its contracts.

Storage fees are invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are invoiced afterwards, based on the actual usage.

The Group recognizes reimbursable port charges as revenue, as it acts as a principal in the arrangement. The corresponding expense is recorded under cost of sales. The Group assesses that it controls the service before it is transferred to the customer and is responsible for fulfilling the obligation, supporting the gross presentation of revenue.

Contract Liabilities

A contract liability is recognised if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

Expenses

Expenses are recognised as incurred and reported in the consolidated statement of comprehensive income in the period to which they relate on an accrual basis.

Current and Non-Current Classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current / non-current classification.

An asset is current when it is:

●	Expected to be realized or intended to be sold or consumed in the normal operating cycle

●	Held primarily for the purpose of trading

●	Expected to be realised within twelve months after the reporting period

Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

●	It is expected to be settled in the normal operating cycle

●	It is held primarily for the purpose of trading

●	It is due to be settled within twelve months after the reporting period

●	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current.

Property, Plant and Equipment

Property, plant and equipment, is stated at historical costs less accumulated depreciation and any accumulated impairment losses. Historical costs includes expenditure that is directly attributable to bringing the assets to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

The cost of replacing or addition to an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment are recognised in the profit or loss as incurred. Capital work under progress is stated at cost and subsequently transferred to assets when it is available for use.

Depreciation is charged to write off the cost of assets using the straight-line method as follows:

Groups	Useful life (years)
Buildings	25
Tanks	50
Installations	20-25
Other Equipment	5
Right of use asset – Land (useful life as lease term)	60

The useful lives and depreciation method are reviewed periodically to ensure that the year and method of depreciation are consistent with the pattern of economic benefits expected to flow to the Group through the use of items of property, plant and equipment.

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognised as profit or loss in the consolidated statement of comprehensive income.

Capital Work in Progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalised and depreciation of the right of use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group’s policies.

Impairment of Non-Financial Assets

The Group assesses at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Inventories comprise of spare parts and consumables.

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalised as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs include interest and other costs that the Group incurs in connection with the borrowing of funds.

Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a)	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b)	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

Company as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same bases as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Company as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

a)	is within the control of the Group; and

b)	affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right-of-use asset classified within property, plant and equipment and a lease liability classified separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets when new. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognised at cost comprising of:

a)	the amount of the initial measurement of the lease liability;

b)	any lease payments made at or before the commencement date, less any lease incentives received; c) any initial direct costs incurred by the Group; and

d)	an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group accounts for a lease modification as a separate lease if both:

a)	the modification increases the scope of the lease by adding the right to use one or more underlying assets and

b)	the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Financial Instruments

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Financial Assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ’solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Financial assets of the Group include cash, cash equivalents, restricted bank balance, trade accounts receivable and other receivable.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets measured at amortised cost;

●	Financial assets at fair value through OCI with recycling of cumulative gains and losses;

●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition;

●	Financial assets at fair value through profit or loss.

Financial assets measured at amortised cost

Financial assets are carried at amortised cost if both of the following conditions are met:

●	The asset is held within a business model with the objective to hold assets in order to collect contractual cash flows; and

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognised from the consolidated statement of financial position where:

●	The rights to receive cash flows from the asset have expired;

●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of its continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original current amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group recognises an allowance for expected credit loss (ECL) for all financial assets not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

Write-off of financial assets

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

Financial Liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified in two categories:

●	Financial liabilities at fair value through profit or loss;

●	Financial liabilities measured at amortised cost.

The Group has no financial liabilities at fair value through profit or loss.

Trade and accounts payables

Liabilities for trade and accounts payables are recognised at cost which is the fair value of the consideration to be paid in the future for goods and services received, whether or not billed to the Group.

Borrowings

All borrowings are initially recognized at the fair values less directly attributable transaction costs. After initial recognition, borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statement of comprehensive income when liabilities are derecognized.

Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in the consolidated statement of comprehensive income or loss.

Derivative Financial Instruments

The Group uses derivative financial instruments, interest rate swaps, to hedge its interest risks. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of comprehensive income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Cash and Cash Equivalents

Cash and cash equivalents comprise of cash on hand, balances in bank accounts and short term highly liquid deposits with a maturity date of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Offsetting of Financial Instruments

Financial assets and financial liabilities are offset, and the net amount presented in the consolidated statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Equity Instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital and shareholders’ accounts are recorded at the proceeds received, net of direct issue costs.

Statutory Reserve

As required by the Articles of Association of the BPGIC FZE, 10% of the profit for the year must be transferred to the Statutory reserve. The statutory reserve is not available for distribution to the shareholders. The Group has discontinued the annual transfers of 10% of the net profits of the Group as the reserve totals 50% of its paid up share capital.

Fair Values of Financial Instruments

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.

The fair value of financial instruments not traded on an active market is determined by using appropriate valuation techniques. Such techniques may include the use of recent commercial transactions in the market; reference to the current fair value of another instrument, which is practically the same; analysis of discounted cash flows or other valuation techniques.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Taxes

Value Added Tax:

Expenses and assets are recognized net of the amount of input tax, except:

●	When the input tax is incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the input tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

●	The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position, as applicable.

Input VAT and Output VAT

Input VAT is recognized when the goods or services are supplied to the Group and the tax on which is paid / due to be paid by the Group to the Supplier.

Output VAT is recognized in respect of taxable supply of goods / services rendered by the Group on which tax is charged and due to be paid to the UAE Federal Tax Authority.